Financial Instruments and Risk Analysis - Additional Information (Detail)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Exchange Risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt subject to floating rate				45.40%	32.90%
Foreign Exchange Contract | Foreign Exchange Risk | Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exchange rate depreciation percentage				25.00%	50.00%
Interest Rate Contract | Foreign Exchange Risk | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exchange rate fluctuation risk	6.56%	6.60%	6.75%	6.98%	7.00%
Interest Rate Contract | Foreign Exchange Risk | Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt subject to floating rate				50.00%
Interest Rate Contract | Foreign Exchange Risk | Probable Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt subject to floating rate				25.00%
Short-term Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Consolidated cash investments with counterparties				95.30%	95.80%	95.80%	99.20%